13F-HR
12/31/01
				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Check here if Amendment [X]; Amendment Number:2
This Amendment (Check only one.):	[X]  is a restatement.
				[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jennifer King
Title:	Investment Operations Analyst
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	Jennifer King	Charlottesville, VA		May 8, 2002

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			88

Form 13F Information Table Value Total:		$ 1,048,476,000


List of Other Included Managers:

No.	13F File Number	Name





			          FORM 13F INFORMATION TABLE
							VALUE	SHARES	SH/	PUT/	INVSTMT	OTHER	      VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRNCALL	DSCRETN	MGRS	SOLE	SHARED	NONE

Affiliated Computer ServicesCOM		008190100	1285	12110	SH		SOLE		12110
American International GroupCOM		026874107	11074	139465	SH		SOLE		139465
Amgen			COM		031162100	1546	27400	SH		SOLE		27400
Anadarko Petroleum	COM		032511107	1057	18600	SH		SOLE		18600
Analog Devices Inc	COM		032654105	1953	44000	SH		SOLE		44000
AOL Time Warner Inc.	COM		00184A105	2496	77750	SH		SOLE		77750
Apollo Group		CL A		037604105	23341	518568	SH		SOLE		506598		11970
Applebee's Int'l	COM		037899101	1520	44459	SH		SOLE		44459
Applied Materials Inc	COM		038222105	2338	58300	SH		SOLE		58300
Autozone Inc		COM		053332102	19535	272070	SH		SOLE		265510		6560
Avon Products Inc.	COM		054303102	27101	582810	SH		SOLE		567240		15570
Bank of America		COM		060505104	249	3962	SH		SOLE		3962
Baxter International	COM		071813109	23809	443950	SH		SOLE		431900		12050
Bed Bath & Beyond	COM		075896100	2002	59055	SH		SOLE		59055
Best Buy Co.		COM		086516101	30224	405795	SH		SOLE		393935		11860
BP Amoco		SPONSORED ADR	055622104	603	12966	SH		SOLE		4498		8468
Biogen			COM		090597105	883	15400	SH		SOLE		15400
Biomet			COM		090613100	24972	808168	SH		SOLE		791888		16280
Bristol Myers Squibb	COM		110122108	342	6700	SH		SOLE		6700
Capital One Financial CorpCOM		14040H105	782	14500	SH		SOLE		14500
Carnival Corp		COM		143658102	2256	80342	SH		SOLE		80342
Chevron Texaco Corp.	COM		166751107	31217	348362	SH		SOLE		336612		11750
Chico's FAS		COM		168615102	1554	39148	SH		SOLE		39148
Church & Dwight		COM		171340102	905	34000	SH		SOLE		34000
Cisco Systems		COM		17275R102	188	10400	SH		SOLE		10400
Citigroup Inc		COM		172967101	384	7599	SH		SOLE		7599
Comcast Corp Cl A	COM		200300200	1573	43700	SH		SOLE		43700
Concord EFS		COM		206197105	30347	925792	SH		SOLE		905722		20070
Conoco Inc Com New	COM		208251504	290	10241	SH		SOLE		10241
Darden Restaurants	COM		237194105	1571	44375	SH		SOLE		44375
Dentsply International	COM		249030107	1845	36760	SH		SOLE		36760
Elan Corporation PLC	ADS		284131208	1194	26500	SH		SOLE		26500
Exxon Mobil		COM		30231G102	966	24576	SH		SOLE		14016		10560
Fifth Third Bancorp.	COM		316773100	22406	365338	SH		SOLE		354338		11000
First Data Corp		COM		319963104	32438	413486	SH		SOLE		402021		11465
Fiserv, Inc.		COM		337738108	744	17580	SH		SOLE		17580
Freddie Mac		COM		313400301	39197	599350	SH		SOLE		582660		16690
Gallagher, Arthur J	COM		363576109	1403	40690	SH		SOLE		40690
General Dynamics	COM		369550108	41132	516469	SH		SOLE		503079		13390
General Electric	COM		369604103	1314	32775	SH		SOLE		32775
Goldman Sachs		COM		38141G104	1809	19500	SH		SOLE		19500
H & R Block		COM		093671105	16255	363650	SH		SOLE		355900		7750
Harley Davidson		COM		412822108	31752	584650	SH		SOLE		569895		14755
Home Depot		COM		437076102	2704	53019	SH		SOLE		44633		8386
Imperial Oil		COM		453038408	921	33020	SH		SOLE		33020
Intel			COM		458140100	4243	134900	SH		SOLE		134900
Intl Business Machines	COM		459200101	454	3750	SH		SOLE		3750
Jacobs Engineering GroupCOM		469814107	946	14340	SH		SOLE		14340
Johnson & Johnson	COM		478160104	46287	783195	SH		SOLE		762455		20740
King Pharmaceuticals	COM		495582108	1175	27900	SH		SOLE		27900
Kroger			COM		501044101	20058	961096	SH		SOLE		938396		22700
Lincare Holdings	COM		532791100	9628	336045	SH		SOLE		336045
Lowes Cos		COM		548661107	44437	957486	SH		SOLE		939036		18450
Marsh Supermarket Inc	CL A		571783307	241	16300	SH		SOLE		16300
Marsh Supermarket Inc	CL B		571783208	339	24545	SH		SOLE		24545
M&T Bank Corp		COM		55261F104	1268	17400	SH		SOLE		17400
Marshall Ilsley		COM		571834100	984	15550	SH		SOLE		15550
Merck & Co.		COM		589331107	602	10236	SH		SOLE		10236
Mercury Interactive CorpCOM		589405109	1743	51300	SH		SOLE		51300
Microsoft		COM		594918104	44473	671290	SH		SOLE		652460		18830
Morgan Stanley Dean Witter COM		617446448	1074	19200	SH		SOLE		19200
Ninety-Nine Cents Only COM		65440K106	1224	32010	SH		SOLE		32010
Nvidia Corp		COM		670660104	207	3100	SH		SOLE		3100
Parker Drilling		COM		701081101	231	62500	SH		SOLE		62500
Patterson Dental	COM		703412106	1593	38920	SH		SOLE		38920
Pepsi Bottling Group IncCOM		713409100	13101	557480	SH		SOLE		544940		12540
Pepsico Inc.		COM		713448108	33001	677780	SH		SOLE		657460		20320
Performance Food Group	COM		713755106	1489	42340	SH		SOLE		42340
Pfizer			COM		717081103	35985	903022	SH		SOLE		876322		26700
Philip Morris		COM		718154107	26377	575295	SH		SOLE		565295		10000
Phillips Petroleum	COM		718507106	36720	609362	SH		SOLE		593442		15920
Proctor & Gamble	COM		742718109	42881	541910	SH		SOLE		526540		15370
Protective Life		COM		743674103	309	10670	SH		SOLE		10670
Ruby Tuesday Inc	COM		781182100	1146	55550	SH		SOLE		55550
Schering-Plough		COM		806605101	1645	45940	SH		SOLE		39400		6540
Schlumberger Ltd	COM		806857108	214	3900	SH		SOLE		3900
St. Jude Medical	COM		790849103	18176	234080	SH		SOLE		228470		5610
Sysco			COM		871829107	35934	1370490	SH		SOLE		1321540		48950
Tenet Healthcare	COM		88033G100	22679	386220	SH		SOLE		377820		8400
Tiffany & Co		COM		886547108	847	26900	SH		SOLE		26900
Trigon Healthcare Inc	COM		896181100	1111	16000	SH		SOLE		16000
Tyco Int'l Ltd		COM		902124106	23189	393702	SH		SOLE		384002		9700
UnitedHealth Group	COM		91324P102	39225	554257	SH		SOLE		535807		18450
USA Education		COM		90390U108	29589	352170	SH		SOLE		344900		7270
Vector Group		COM		92240M108	795	24190	SH		SOLE		24190
Wal Mart Stores Inc	COM		931142103	42118	731855	SH		SOLE		711215		20640
Walgreen		COM		931422109	377	11200	SH		SOLE		11200
Wellpoint Health NetworksCOM		94973H108	16484	141070	SH		SOLE		137240		3830